Joint Arrangements - Husky - CNOOC Madura Ltd (Details) - CAD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021		Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Results of Operations
Revenue	$ 19,165,000,000	$ 10,637,000,000	[1]	$ 35,363,000,000	$ 19,930,000,000	[1]
Operating	1,481,000,000	1,144,000,000	[1]	2,768,000,000	2,278,000,000	[1]
Net Earnings (Loss)	2,432,000,000	224,000,000	[1]	4,057,000,000	444,000,000	[1]
Balance Sheets
Current assets	15,321,000,000			15,321,000,000				$ 11,988,000,000
Current Liabilities	8,865,000,000			8,865,000,000				7,305,000,000
Cash and Cash Equivalents	3,693,000,000	1,055,000,000		3,693,000,000	1,055,000,000		$ 3,399,000,000	2,873,000,000	$ 873,000,000	$ 378,000,000
Shareholders’ Equity	26,275,000,000	23,629,000,000		$ 26,275,000,000	23,629,000,000			23,596,000,000		$ 16,707,000,000
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Share of equity investment				40.00%
Results of Operations
Revenue	63,000,000	110,000,000		$ 129,000,000	229,000,000
Operating	63,000,000	128,000,000		127,000,000	255,000,000
Net Earnings (Loss)	0	(18,000,000)		2,000,000	(26,000,000)
Balance Sheets
Current assets	188,000,000			188,000,000				167,000,000
Non-Current Assets	1,477,000,000			1,477,000,000				1,433,000,000
Current Liabilities	117,000,000			117,000,000				62,000,000
Non-Current Liabilities	894,000,000			894,000,000				896,000,000
Net Assets	654,000,000			654,000,000				642,000,000
Cash and Cash Equivalents	47,000,000			47,000,000				46,000,000
Shareholders’ Equity	10,000,000	$ 24,000,000		10,000,000	24,000,000
Investments in Equity-Accounted Affiliates	$ 330,000,000			330,000,000				$ 311,000,000
Distributions received				19,000,000	52,000,000
Joint venture, contributions				$ 25,000,000	$ 0

[1]	See Note 3 for revisions to prior period results.